Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

NOTE 8 – Subsequent Events

The Company has evaluated subsequent events through November 14, 2022, the date on which the accompanying condensed consolidated financial statements were available to be issued, and concluded that, no material subsequent events have occurred since September 30, 2022, that require recognition or disclosure in the consolidated financial statements except as follows:

On October 20, 2022, the Board authorized the issuance of 181,851 common shares in exchange for consulting services rendered to the Company.

On November 7, 2022, the Company entered into an equity financing agreement (the “Equity Financing Agreement”), dated as of October 25, 2022, with Jefferson Street Capital LLC (“Jefferson”), a New Jersey limited liability company. Pursuant to the Equity Financing Agreement, Jefferson agreed to purchase up to $10 million shares of the Company’s common stock, par value $0.0001 per share, over the course of twenty-four (24) months following the effectiveness of the Company’s registration statement (the “Effective Date”) registering such shares. Concurrently with the execution and delivery of the Equity Financing Agreement, the Company and Jefferson entered into a registration rights agreement, pursuant to which the Company agreed to use commercially reasonable best efforts to file a registration statement with the SEC registering the shares issued pursuant to the Equity Financing Agreement no later than 30 calendar days and have it declared effective no more than 90 calendar days after the filing.

NOTE 10 – Subsequent Events

The Company has evaluated subsequent events through March 24, 2022, the date on which the accompanying consolidated financial statements were available to be issued, and concluded that, no material subsequent events have occurred since December 31, 2021, that require recognition or disclosure in the consolidated financial statements except as follows:

From January 1, 2022, to March 2, 2022, the Board authorized the issuance of 484,214 common shares in exchange for consulting services rendered to the Company.

On February 1, 2022, the Company issued 250,000 shares of common stock at $0.55 per share for $137,500 cash proceeds.

On March 1, 2022, a resolution was approved by the Board of Directors to dissolve Vemanti Digital Ltd., a company incorporated on June 9, 2021, by Vemanti Group, Inc.

On March 15, 2022, the Company entered into an Equity Commitment Agreement (“the Agreement”) for $200,000 whereby it will issue 381,530 shares of common stock and a warrant allowing the investor to purchase up to $2,000,000 in common stock under the terms described in the Agreement up until its expiration on April 15, 2024.